FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Thousands, instrument in Thousands			1 Months Ended			12 Months Ended
	Mar. 11, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Oct. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($) $ / $ $ / shares shares	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 CAD ($) $ / shares $ / $ instrument	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares instrument	Mar. 11, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Debt derivatives acquired, notional						$ 282,000,000	$ 212,000,000	$ 0	$ 0
Debt derivatives acquired, exchange rate						1.330	1.330	0	0
Net cash (paid) received on settlement						$ 492,000,000		$ (11,000,000)
Payments to settle derivative						53,831,000,000		12,379,000,000
Derivative financial assets outstanding						(538,000,000)		1,136,000,000							$ 895,000,000
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 750,000,000	$ 1,000,000,000	$ 750,000,000
Spread on variable rate (as a percent)													2.95%	5.25%
Senior Notes Issued 2022 3.200% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 1,300,000,000
Spread on variable rate (as a percent)													3.20%
Senior Notes Issued 2022 3.800% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 2,000,000,000
Spread on variable rate (as a percent)													3.80%
Senior Notes Issued 2022 4.500% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 750,000,000
Spread on variable rate (as a percent)													4.50%
Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 2,000,000,000
Spread on variable rate (as a percent)													4.55%
Floating Rate Senior Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 750,000,000
Repayment of long-term debt				$ 1,019,000,000
Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 850,000,000
Coupon rate											4.10%
Repayment of long-term debt			$ 877,000,000
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount						2,188,000,000		$ 1,019,000,000
Debt derivatives settled, exchange rate | $ / $								1.306	1.306
Net cash (paid) received on settlement				(60,000,000)
Notional amount of outstanding bond forwards						4,537,000,000				$ 3,354,000,000
Payments to settle derivative						49,642,000,000		$ 9,956,000,000
Outstanding bond forwards						101,000,000		(72,000,000)
Derivative financial assets outstanding						(571,000,000)		988,000,000
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional						$ 51,517,000,000	$ 38,205,000,000	$ 0	$ 0
Debt derivatives entered, exchange rate | $ / $						1.348	1.348	0	0
Payment on derivatives settled						$ 47,126,000,000	$ 34,964,000,000	$ 507,000,000	$ 400,000,000
Debt derivatives settled, exchange rate | $ / $						1.348	1.348	1.268	1.268
Net cash (paid) received on settlement						$ (10,000,000)		$ 9,000,000
Debt derivatives | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional						$ 2,447,000,000	$ 1,803,000,000	$ 8,781,000,000	$ 6,745,000,000
Debt derivatives entered, exchange rate | $ / $						1.357	1.357	1.302	1.302
Payment on derivatives settled						$ 2,486,000,000	$ 1,848,000,000	$ 9,522,000,000	$ 7,292,000,000
Debt derivatives settled, exchange rate | $ / $						1.345	1.345	1.306	1.306
Net cash (paid) received on settlement						$ (20,000,000)		$ 64,000,000
Debt derivatives | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													2.451%	5.635%
Hedging effect, net proceeds received from issuances	$ 1,334,000,000	$ 951,000,000
Debt derivatives | Senior Notes Issued 2022 3.200% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													3.413%
Hedging effect, net proceeds received from issuances	1,674,000,000
Debt derivatives | Senior Notes Issued 2022 3.800% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													4.232%
Hedging effect, net proceeds received from issuances	2,567,000,000
Debt derivatives | Senior Notes Issued 2022 4.500% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													5.178%
Hedging effect, net proceeds received from issuances	966,000,000
Debt derivatives | Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													5.305%
Hedging effect, net proceeds received from issuances	$ 2,564,000,000
Debt derivatives | Floating Rate Senior Notes
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received on settlement				(75,000,000)
Debt derivatives | Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received on settlement				$ 288,000,000
Debt derivatives | Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received on settlement					$ (1,000,000,000)
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional						$ 2,187,000,000	$ 1,650,000,000	$ 1,066,000,000	$ 852,000,000
Debt derivatives entered, exchange rate | $ / $						1.325	1.325	1.251	1.251
Payment on derivatives settled							$ 1,172,000,000	$ 1,239,000,000	$ 960,000,000
Debt derivatives settled, exchange rate | $ / $						1.262	1.262	1.291	1.291
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Payments to settle derivative						$ 0		$ 0
Weighted average price of hedging instrument | $ / shares						58.14		59.18		58.14		59.18
Derivative financial assets outstanding						$ 48,000,000		$ 54,000,000							36,000,000
Number of hedging instruments						500		500		500		500
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares						54.02		53.65		54.02		53.65
Derivative financial assets outstanding						$ 6,000,000		$ 5,500,000
Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional						$ 366,000,000	$ 274,000,000	$ 206,000,000	$ 156,000,000
Debt derivatives entered, exchange rate | $ / $						1.336	1.336	1.321	1.321
Payment on derivatives settled						$ 186,000,000	$ 142,000,000	$ 162,000,000	$ 124,000,000
Debt derivatives settled, exchange rate | $ / $						1.310	1.310
Currency swap contract | Senior Notes Issued 2022 4.550%
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received on settlement						$ 43,000,000
Currency swap contract | Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,000,000,000
Cash flow hedges | Senior Notes, Debentures, And Subordinated Debt
Disclosure of detailed information about financial instruments [line items]
Notional amount										14,750,000,000		$ 16,100,000,000
Average foreign exchange rate | $ / $						1.259	1.259	1.233	1.233
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 8,930,000,000				6,950,000,000
Payments to settle derivative						$ 2,710,000,000		1,019,000,000
Derivative financial assets outstanding						$ (470,000,000)		$ 916,000,000							1,110,000,000
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount										1,650,000,000		960,000,000
Average foreign exchange rate | $ / $						1.325	1.325	1.250	1.250
Payments to settle derivative						$ 1,479,000,000		$ 1,239,000,000
Outstanding bond forwards						$ 15,000,000		94,000,000
Derivative financial assets outstanding								$ 94,000,000							$ (19,000,000)
Cash flow hedges | Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 357,000,000		$ 225,000,000
Average foreign exchange rate | $ / $						1.329	1.329	1.306	1.306
Cash flow hedges | Currency swap contract | Senior Notes Issued 2022 4.550%
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 0